Expense Example - Oakmark Bond Fund - ETF Class	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 462